Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance
Year	Summary Compensation Table Total for PEO(1)	Compensation actually paid to PEO	Average summary compensation table total for non-PEO NEOs(2)	Average compensation actually paid to non-PEO NEOs(2)	Value of initial fixed $100 investment based on:		Net income (loss) (in millions)(5)	Cash and Investment Balances (in millions)(6)
					Total shareholder return(3)	Peer group total shareholder return(4)
2025	$4,084,073	$33,105	$1,699,642	$563,111	$325.71	$145.46	$(664.5)	$1,292.3
2024	$3,428,071	$ (7) 18,648,223	$1,464,367	$ (7) 7,939,536	$264.64	$76.80	$ (7) (348.4)	$406.7
2023	$2,280,220	$ (7) 469,778	$1,378,289	$ (7) 610,208	$15.26	$90.60	$(180.1)	$125.4
2022	$3,210,627	$ (7) 3,234,180	$1,452,098	$ (7) 7,939,536	$111.63	$107.30	$(141.6)	$244.2

Named Executive Officers, Footnote	John L. Hopkins is NuScale’s only PEO.Non-PEO Executives: R. Ramsey Hamady (2023-2025), Jose Reyes, Clayton Scott, and Carl Fisher (2023-2025) and Shahram Ghasemian (2025).
Peer Group Issuers, Footnote	The peer group used for calculating peer group TSR consists of publicly traded companies in the nuclear or energy transition industries comprised of Ballard Power Systems Inc., Bloom Energy Corporation, BWX Technologies, Inc., Enphase Energy, Inc., Enovix Corporation, FuelCell Energy, Inc., Plug Power Inc., Oklo Inc. and SolarEdge Technologies, Inc.
PEO Total Compensation Amount	$ 4,084,073	$ 3,428,071	$ 2,280,220	$ 3,210,627
PEO Actually Paid Compensation Amount	33,105,000,000	18,648,223	469,778	3,234,180
Non-PEO NEO Average Total Compensation Amount	1,699,642	1,464,367	1,378,289	1,452,098
Non-PEO NEO Average Compensation Actually Paid Amount	563,111	7,939,536	610,208	7,939,536
Total Shareholder Return Amount	325,710,000	264,640,000	15,260,000	111,630,000
Peer Group Total Shareholder Return Amount	145,460,000	76,800,000	90,600,000	107,300,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (664,500,000)	$ (348,400,000)	$ (180,100,000)	$ (141,600,000)
Company Selected Measure Amount	1,292,300,000	406,700,000	125,400,000	244,200,000
PEO Name	John L. Hopkins
Additional 402(v) Disclosure	Cumulative TSR is calculated based on the value of an initial fixed investment of $100 on May 2, 2022 (the date of the Closing), assuming reinvestment of dividends.The amounts represent net loss reflected in our audited financial statements for each applicable year.The amounts represent cash and cash equivalents, restricted cash, short-term investments and investments, as reflected in our audited financial statements for each applicable year. The values indicated have been updated from the 2024 Pay Versus Performance disclosure as reported in our 2025 Proxy Statement in order to correct an inadvertent error in the calculation of such values for the years 2022 through 2024.